Credit Risk - Disclosure of ECL Reconciliation by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 1,007
Ending balance	994	£ 1,007
Less: Recoveries net of collection costs	(10)	(36)	£ 17
ECL (release)/charge to the Income Statement from continued operations	206
Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL (release)/charge to the Income Statement from continued operations	15
Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL (release)/charge to the Income Statement from continued operations	40
Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL (release)/charge to the Income Statement from continued operations	1
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	171
Ending balance	170	171
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	290,813	298,285
Transfers from Stage 1 to Stage 2	(13,160)	(9,100)
Transfers from Stage 2 to Stage 1	5,974	7,207
Transfers to Stage 3	(600)	(621)
Transfers from Stage 3	28	10
Transfers of financial instruments	(7,758)	(2,504)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	25,306	48,194
Redemptions, repayments and assets sold	(34,246)	(55,332)
Changes in risk parameters and other movements	(105)	2,170
Assets written off	0	0
Ending balance	274,010	290,813	298,285
Net movement in the period	(16,803)	(7,472)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	179,632	180,232
Transfers from Stage 1 to Stage 2	(11,006)	(5,833)
Transfers from Stage 2 to Stage 1	4,838	2,961
Transfers to Stage 3	(337)	(278)
Transfers from Stage 3	14	3
Transfers of financial instruments	(6,491)	(3,147)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	12,957	35,028
Redemptions, repayments and assets sold	(23,522)	(32,565)
Changes in risk parameters and other movements	676	84
Assets written off	0	0
Ending balance	163,252	179,632	180,232
Net movement in the period	(16,380)	(600)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	23,838	20,604
Transfers from Stage 1 to Stage 2	(1,376)	(2,195)
Transfers from Stage 2 to Stage 1	512	4,023
Transfers to Stage 3	(118)	(172)
Transfers from Stage 3	1	0
Transfers of financial instruments	(981)	1,656
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	7,257	8,629
Redemptions, repayments and assets sold	(6,713)	(9,019)
Changes in risk parameters and other movements	(834)	1,968
Assets written off	0	0
Ending balance	22,567	23,838	20,604
Net movement in the period	(1,271)	3,234
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	516
Ending balance	462	516
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	19,282	18,013
Transfers from Stage 1 to Stage 2	13,160	9,100
Transfers from Stage 2 to Stage 1	(5,974)	(7,207)
Transfers to Stage 3	(924)	(624)
Transfers from Stage 3	306	758
Transfers of financial instruments	6,568	2,027
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	562	1,119
Redemptions, repayments and assets sold	(3,030)	(2,065)
Changes in risk parameters and other movements	497	188
Assets written off	0	0
Ending balance	23,879	19,282	18,013
Net movement in the period	4,597	1,269
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,685	11,199
Transfers from Stage 1 to Stage 2	11,006	5,833
Transfers from Stage 2 to Stage 1	(4,838)	(2,961)
Transfers to Stage 3	(570)	(448)
Transfers from Stage 3	279	280
Transfers of financial instruments	5,877	2,704
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	154	529
Redemptions, repayments and assets sold	(1,765)	(1,229)
Changes in risk parameters and other movements	329	482
Assets written off	0	0
Ending balance	18,280	13,685	11,199
Net movement in the period	4,595	2,486
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,888	5,914
Transfers from Stage 1 to Stage 2	1,376	2,195
Transfers from Stage 2 to Stage 1	(512)	(4,023)
Transfers to Stage 3	(258)	(111)
Transfers from Stage 3	9	463
Transfers of financial instruments	615	(1,476)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	132	228
Redemptions, repayments and assets sold	(869)	(584)
Changes in risk parameters and other movements	199	(194)
Assets written off	0	0
Ending balance	3,965	3,888	5,914
Net movement in the period	77	(2,026)
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	320
Ending balance	362	320
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,735	3,021
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,524	1,245
Transfers from Stage 3	(334)	(768)
Transfers of financial instruments	1,190	477
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	59	64
Redemptions, repayments and assets sold	(886)	(950)
Changes in risk parameters and other movements	394	377
Assets written off	(412)	(254)
Ending balance	3,080	2,735	3,021
Net movement in the period	345	(286)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,853	1,816
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	907	726
Transfers from Stage 3	(293)	(283)
Transfers of financial instruments	614	443
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	5	1
Redemptions, repayments and assets sold	(417)	(415)
Changes in risk parameters and other movements	35	18
Assets written off	(54)	(10)
Ending balance	2,036	1,853	1,816
Net movement in the period	183	37
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	572	827
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	376	283
Transfers from Stage 3	(10)	(463)
Transfers of financial instruments	366	(180)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	38	43
Redemptions, repayments and assets sold	(193)	(53)
Changes in risk parameters and other movements	137	21
Assets written off	(175)	(86)
Ending balance	745	572	827
Net movement in the period	173	(255)
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	312,830	319,319
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	25,927	49,377
Redemptions, repayments and assets sold	(38,162)	(58,347)
Changes in risk parameters and other movements	786	2,735
Assets written off	(412)	(254)
Ending balance	300,969	312,830	319,319
Net movement in the period	(11,861)	(6,489)
Exposures - On balance sheet | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	195,170	193,247
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	13,116	35,558
Redemptions, repayments and assets sold	(25,704)	(34,209)
Changes in risk parameters and other movements	1,040	584
Assets written off	(54)	(10)
Ending balance	183,568	195,170	193,247
Net movement in the period	(11,602)	1,923
Exposures - On balance sheet | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	28,298	27,345
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	7,427	8,900
Redemptions, repayments and assets sold	(7,775)	(9,656)
Changes in risk parameters and other movements	(498)	1,795
Assets written off	(175)	(86)
Ending balance	27,277	28,298	27,345
Net movement in the period	(1,021)	953
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	171	133
Transfers from Stage 1 to Stage 2	(9)	(25)
Transfers from Stage 2 to Stage 1	111	133
Transfers to Stage 3	(6)	(4)
Transfers from Stage 3	1	1
Transfers of financial instruments	97	105
Net ECL remeasurement on stage transfer	(111)	(110)
Change in economic scenarios	29	37
New lending and assets purchased	28	42
Redemptions, repayments and assets sold	(35)	(35)
Changes in risk parameters and other movements	(9)	(1)
Assets written off	0	0
Ending balance	170	171	133
Net movement in the period	(1)	38
ECL (release)/charge to the Income Statement	(1)	38
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	26	14
Transfers from Stage 1 to Stage 2	(3)	(1)
Transfers from Stage 2 to Stage 1	30	16
Transfers to Stage 3	(3)	(2)
Transfers from Stage 3	0	0
Transfers of financial instruments	24	13
Net ECL remeasurement on stage transfer	(28)	(15)
Change in economic scenarios	0	1
New lending and assets purchased	4	7
Redemptions, repayments and assets sold	(6)	(3)
Changes in risk parameters and other movements	4	9
Assets written off	0	0
Ending balance	24	26	14
Net movement in the period	(2)	12
ECL (release)/charge to the Income Statement	(2)	12
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL (release)/charge to the Income Statement from continued operations	(2)	12
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	83	50
Transfers from Stage 1 to Stage 2	(1)	(14)
Transfers from Stage 2 to Stage 1	10	92
Transfers to Stage 3	(3)	(1)
Transfers from Stage 3	0	0
Transfers of financial instruments	6	77
Net ECL remeasurement on stage transfer	(16)	(72)
Change in economic scenarios	30	38
New lending and assets purchased	5	16
Redemptions, repayments and assets sold	(13)	(15)
Changes in risk parameters and other movements	(19)	(11)
Assets written off	0	0
Ending balance	76	83	50
Net movement in the period	(7)	33
ECL (release)/charge to the Income Statement	(7)	33
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL (release)/charge to the Income Statement from continued operations	(7)	33
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	516	330
Transfers from Stage 1 to Stage 2	9	25
Transfers from Stage 2 to Stage 1	(111)	(133)
Transfers to Stage 3	(38)	(32)
Transfers from Stage 3	15	150
Transfers of financial instruments	(125)	10
Net ECL remeasurement on stage transfer	145	98
Change in economic scenarios	(33)	123
New lending and assets purchased	45	76
Redemptions, repayments and assets sold	(53)	(60)
Changes in risk parameters and other movements	(33)	(61)
Assets written off	0	0
Ending balance	462	516	330
Net movement in the period	(54)	186
ECL (release)/charge to the Income Statement	(54)	186
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	132	88
Transfers from Stage 1 to Stage 2	3	1
Transfers from Stage 2 to Stage 1	(30)	(16)
Transfers to Stage 3	(15)	(11)
Transfers from Stage 3	9	9
Transfers of financial instruments	(33)	(17)
Net ECL remeasurement on stage transfer	40	40
Change in economic scenarios	(2)	21
New lending and assets purchased	3	11
Redemptions, repayments and assets sold	(12)	(11)
Changes in risk parameters and other movements	(17)	0
Assets written off	0	0
Ending balance	111	132	88
Net movement in the period	(21)	44
ECL (release)/charge to the Income Statement	(21)	44
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL (release)/charge to the Income Statement from continued operations	(21)	44
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	166	127
Transfers from Stage 1 to Stage 2	1	14
Transfers from Stage 2 to Stage 1	(10)	(92)
Transfers to Stage 3	(8)	(13)
Transfers from Stage 3	1	135
Transfers of financial instruments	(16)	44
Net ECL remeasurement on stage transfer	29	(41)
Change in economic scenarios	(30)	76
New lending and assets purchased	6	19
Redemptions, repayments and assets sold	(10)	(32)
Changes in risk parameters and other movements	(13)	(27)
Assets written off	0	0
Ending balance	132	166	127
Net movement in the period	(34)	39
ECL (release)/charge to the Income Statement	(34)	39
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL (release)/charge to the Income Statement from continued operations	(34)	39
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	320	403
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	44	36
Transfers from Stage 3	(16)	(151)
Transfers of financial instruments	28	(115)
Net ECL remeasurement on stage transfer	130	110
Change in economic scenarios	9	3
New lending and assets purchased	20	24
Redemptions, repayments and assets sold	(46)	(35)
Changes in risk parameters and other movements	133	87
Assets written off	(232)	(157)
Ending balance	362	320	403
Net movement in the period	42	(83)
ECL (release)/charge to the Income Statement	274	74
Less: Discount unwind	(21)	(13)
Less: Recoveries net of collection costs	8	36
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	95	89
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	18	13
Transfers from Stage 3	(9)	(9)
Transfers of financial instruments	9	4
Net ECL remeasurement on stage transfer	22	8
Change in economic scenarios	3	2
New lending and assets purchased	1	0
Redemptions, repayments and assets sold	(14)	(12)
Changes in risk parameters and other movements	4	7
Assets written off	(11)	(3)
Ending balance	109	95	89
Net movement in the period	14	6
ECL (release)/charge to the Income Statement	25	9
Less: Discount unwind	(3)	(2)
Less: Recoveries net of collection costs	29	(1)
ECL (release)/charge to the Income Statement from continued operations	51	6
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	145	248
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	11	14
Transfers from Stage 3	(1)	(135)
Transfers of financial instruments	10	(121)
Net ECL remeasurement on stage transfer	64	61
Change in economic scenarios	6	0
New lending and assets purchased	10	12
Redemptions, repayments and assets sold	(23)	(17)
Changes in risk parameters and other movements	28	(14)
Assets written off	(68)	(24)
Ending balance	172	145	248
Net movement in the period	27	(103)
ECL (release)/charge to the Income Statement	95	(79)
Less: Discount unwind	(9)	(3)
Less: Recoveries net of collection costs	(5)	42
ECL (release)/charge to the Income Statement from continued operations	81	(40)
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,007	866
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	164	98
Change in economic scenarios	5	163
New lending and assets purchased	93	142
Redemptions, repayments and assets sold	(134)	(130)
Changes in risk parameters and other movements	91	25
Assets written off	(232)	(157)
Ending balance	994	1,007	866
Net movement in the period	(13)	141
ECL (release)/charge to the Income Statement	219	298
Less: Discount unwind	(21)	(13)
Less: Recoveries net of collection costs	8	36
ECL | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	253	191
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	34	33
Change in economic scenarios	1	24
New lending and assets purchased	8	18
Redemptions, repayments and assets sold	(32)	(26)
Changes in risk parameters and other movements	(9)	16
Assets written off	(11)	(3)
Ending balance	244	253	191
Net movement in the period	(9)	62
ECL (release)/charge to the Income Statement	2	65
Less: Discount unwind	(3)	(2)
Less: Recoveries net of collection costs	29	(1)
ECL (release)/charge to the Income Statement from continued operations	28	62
ECL | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	394	425
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	77	(52)
Change in economic scenarios	6	114
New lending and assets purchased	21	47
Redemptions, repayments and assets sold	(46)	(64)
Changes in risk parameters and other movements	(4)	(52)
Assets written off	(68)	(24)
Ending balance	380	394	£ 425
Net movement in the period	(14)	(31)
ECL (release)/charge to the Income Statement	54	(7)
Less: Discount unwind	(9)	(3)
Less: Recoveries net of collection costs	(5)	42
ECL (release)/charge to the Income Statement from continued operations	£ 40	£ 32